General Information - Impact of Presentational Changes on Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from fee business	$ 1,486	$ 1,379	$ 1,329
Revenue from owned, leased and managed lease hotels	447	351	338
System Fund revenues	1,233	1,242	1,199
Total revenue	4,337	4,075	3,912
Cost of sales	(706)	(571)	(548)
System Fund expenses	(1,379)	(1,276)	(1,164)
Operating profit	$ 566	728	712
InterContinental Reservations [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from fee business		(25)	(23)
System Fund revenues		25	23
Total revenue		0	0
Cost of sales		25	23
System Fund expenses		(25)	(23)
Operating profit		0	0
Presentational changes InterContinental reservation fees and costs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from fee business		(188)	(185)
Revenue from owned, leased and managed lease hotels		163	162
System Fund revenues		25	23
Total revenue		0	0
Cost of sales		25	23
System Fund expenses		(25)	(23)
Operating profit		0	0
Presentational changes InterContinental reservation fees and costs [member] | Managed leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from fee business		(163)	(162)
Revenue from owned, leased and managed lease hotels		163	162
Total revenue		0	0
Operating profit		$ 0	$ 0